Deferred Revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Revenue, Current [Abstract]
Total Deferred Revenue	$ 3,485	$ 4,805
Discontinued Operations
Deferred Revenue, Current [Abstract]
Total Deferred Revenue	2,162	3,145
Continuing Operations
Deferred Revenue, Current [Abstract]
Total Deferred Revenue	1,323	1,660
Maintenance agreements
Deferred Revenue, Current [Abstract]
Total Deferred Revenue	3,235	4,183
Service agreements
Deferred Revenue, Current [Abstract]
Total Deferred Revenue	$ 250	$ 622